Provisions	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Provisions

15.  Provisions

Provisions comprise the following at December 31:

	2017			2016
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	59,195	—	59,195	60,660	216	60,876
Environmental provision	3,121	346	3,467	2,778	305	3,083
Provisions for litigation	—	11,732	11,732	—	—	—
Provisions for third-party liability	7,639	—	7,639	5,822	13	5,835
Other provisions	12,442	21,017	33,459	12,697	19,093	31,790
Total	82,397	33,095	115,492	81,957	19,627	101,584

The changes in the various line items of provisions in 2017 and 2016 were as follows:

			Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	Other
	Pensions	Provision	in Progress	Party Liability	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2016	58,503	2,725	787	7,288	21,560	90,863
Charges for the year	6,009	272	—	—	6,777	13,058
Provisions reversed with a credit to income	—	—	—	(1,765)	(156)	(1,921)
Amounts used	(4,812)	(62)	—	(189)	(2,508)	(7,571)
Provision against equity	(4,297)	—	—	—	—	(4,297)
Transfers from/(to) other accounts	—	—	(787)	—	7,384	6,597
Exchange differences and others	5,473	148	—	501	61	6,183
Transfer to liabilities associated with assets held for sale (see Note 29)	—	—	—	—	(1,328)	(1,328)
Balance at December 31, 2016	60,876	3,083	—	5,835	31,790	101,584
Charges for the year	5,082	133	10,807	2,451	8,440	26,913
Provisions reversed with a credit to income	(1,321)	—	(237)	(181)	(545)	(2,284)
Amounts used	(2,304)	(93)	—	—	(8,818)	(11,215)
Provision against equity	(4,511)	—	—	—	—	(4,511)
Transfers from/(to) other accounts	—	—	931	(12)	(612)	307
Exchange differences and others	1,373	344	231	(454)	1,739	3,233
Transfer from liabilities associated with assets held for sale (see Note 29)	—	—	—	—	1,465	1,465
Balance at December 31, 2017	59,195	3,467	11,732	7,639	33,459	115,492

The main provisions relating to employee obligations are as follows:

France

These relate to various obligations assumed by FerroPem, S.A.S. with various groups of employees relate to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined benefit obligations, whose changes in 2017 and 2016 were as follows:

	2017	2016
	US$'000	US$'000
Obligations at the beginning of year	29,733	26,834
Current service cost	1,834	1,530
Borrowing costs	383	527
Actuarial differences	(4,570)	2,854
Benefits paid	(1,471)	(972)
Exchange differences	3,859	(1,040)
Obligations at the end of year	29,768	29,733

At December 31, 2017 and 2016, the effect of a 1% change in the cost of this provision would have resulted in a change to the provision of approximately $3,970 thousand and $1,926 thousand, respectively.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2017:

2017
US$'000
2018	1,485
2019	1,066
2020	1,472
2021	1,211
2022	1,431
Years 2023-2027	9,190

The subsidiary recognized provisions in this connection based on an actuarial study performed by an independent expert.

South Africa

Defined benefit plans relate to Retirement medical aid obligations and Retirement benefits. Actuarial valuations are performed periodically by independent third parties and in the actuary’s opinion the fund was in a sound financial position. The valuation was based upon the amounts as per the latest valuation report received from third party experts.

Retirement medical aid obligations

The Company provides post-retirement benefits by way of medical aid contributions for employees and/or dependents.

Retirement benefits

It is the policy of the Company to provide retirement benefits to all its employees and therefore membership of the retirement fund is compulsory. The Company has both defined contribution and defined benefit plans. The pension fund obligation is recognized in current provisions as the Company will contribute the difference to the plan assets within the next 12 months.

In this regard, the changes of this provision in 2017 and 2016 were as follows:

	2017	2016
	US$'000	US$'000
Obligations at beginning of year	8,760	7,989
Current service cost	310	307
Borrowing costs	932	817
Actuarial differences	(2,226)	(998)
Benefits paid	(740)	(424)
Exchange differences	836	1,069
Obligations at end of year	7,872	8,760

At December 31, 2017 and 2016, the effect of a 1% change in the cost of the medical aid would have resulted in a change to the provision of approximately $297 thousand and $607 thousand, respectively.

The breakdown, in percentage, of the plan assets are as follows:

	2017	2016
Cash	47.45%	17.42%
Equity	24.79%	35.31%
Bond	7.66%	13.23%
Property	1.41%	2.76%
International	15.74%	25.47%
Others	2.95%	5.81%
Total	100.00%	100.00%

As of December 31, 2017 and 2016 the Plan assets amounted to $2,248 thousand and $3,532 thousand, respectively. Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2017	2016
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	3,532	2,703
Interest income on assets	255	284
Benefits paid	(2,609)	—
Actuarial differences	270	(112)
Other	800	657
Fair value of plan assets at the end of the year	2,248	3,532
Actual return on assets	525	165

Venezuela

Benefit Plan

The company FerroVen has pension obligations to all of its employees who, once reaching retirement age, have accumulated at least 15 years of service to the company and receive a Venezuelan Social Security Institute (IVSS) pension. In addition to the pension paid by the IVSS, 80% of the basic salary accrued when the pension benefit is awarded is guaranteed and paid by means of a lifelong monthly pension.

The most recent of the present value of the defined benefit obligation actuarial valuation was determined at December 31, 2017 by independent actuaries. The present value of the obligation for defined benefit cost, the current service cost and past service cost were determined using the projected unit credit method.

In this regards, the changes of this provision in 2017 and 2016 were as follows:

	2017	2016
	US$'000	US$'000
Obligations at the beginning of year	2,955	3,089
Current service cost	158	89
Borrowing costs	2,255	535
Actuarial differences	—	2,262
Benefits paid	(93)	(135)
Exchange differences	(3,392)	(2,885)
Obligations at the end of year	1,883	2,955

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa		Venezuela
	2017	2016	2017	2016	2017	2016
Salary increase	1.60%-6.10%	1.60%-6.10%	8.1%	8.2%	207.25%	60%
Discount rate	2%	2%	10.3%	9.8%	219.54%	76.80%
Expected inflation rate	1.60%	1.60%	7.10%	7.2%	207%	200%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	PA(90)	UP94	UP94
Retirement age	65	65	63	63	63	63

North America

a. Defined Benefit Retirement and Post-retirement Plans

Globe Metallurgical Inc. (GMI) sponsors three non-contributory defined benefit pension plans covering certain employees, which were all frozen in 2003. Core Metals sponsors a non-contributory defined benefit pension plan covering certain employees, which was closed to new participants in April 2009.

Quebec Silicon, sponsors a contributory defined benefit pension plan and postretirement benefit plan for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, disability, hospital, medical, and dental benefits. The contributory defined benefit pension plan was closed to new participants in December 2013. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company funding policy has been to contribute, as necessary, an amount in excess of the minimum requirements in order to achieve the Company’s long-term funding targets.

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2017 and 2016:

	2017				2016
	USA	Canada			USA	Canada
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans	Total	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	38,195	24,788	8,837	71,820	36,762	21,854	7,382	65,998
Fair value of plan assets	(32,869)	(19,283)	—	(52,152)	(29,711)	(16,859)	—	(46,570)
Provision for pensions	5,326	5,505	8,837	19,668	7,051	4,995	7,382	19,428

All North American pension and postretirement plans are underfunded. At December 31, 2017 and 2016, the accumulated benefit obligation was $62,983 thousand and $58,616 thousand for the defined pension plan and $8,837 thousand and $7,382 thousand for the postretirement plans, respectively.

The assumptions used to determine benefit obligations at December 31, 2017 and 2016 for the North American plans are as follows:

	North America – 2017			North America – 2016
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	3.50%	3.60%	3.65%	3.75% - 4.00%	3.95%	4.05%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	SOA RP-2014 Total Dataset Mortality	CPM2014-Private	CPM2014-Private	SOA RP-2014 Total Dataset Mortality	CPM2014-Private	CPM2014-Private
Retirement age	65	62	62	65	65	55

The discount rate used in calculating the present value of our North American pension plan obligations is developed based on the BPS&M Pension Discount Curve for 2017 and 2016; and the Mercer Proprietary Yield Curve for 2017 and 2016 Quebec Silicon pension and postretirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of approximately $1,119 thousand to the defined benefit pension and postretirement plans for the year ending December 31, 2018.

The following reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2017:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2018	3,222	230
2019	3,300	233
2020	3,338	232
2021	3,373	240
2022	3,373	240
Years 2023-2027	17,689	1,533

The accumulated non-pension postretirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 5.8% for 2017 and decreasing to an ultimate rate of 4.2% in fiscal 2033. At December, 31 2017 and 2016, the effect of a 1% increase in health care cost trend rate on the non-pension postretirement benefit obligation is $1,862 thousand and $1,857 thousand, respectively. At December, 31 2017 and 2016 the effect of a 1% decrease in health care cost trend rate on the non-pension postretirement benefit obligation is  ($1,442) thousand and ($1,451)  thousand, respectively.

The changes of this provision 2017 were as follows:

	2017
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	36,762	21,854	7,382	65,998
Service cost	169	136	302	607
Borrowing cost	1,421	873	305	2,599
Actuarial differences	1,782	1,310	463	3,555
Benefits paid	(1,845)	(986)	(163)	(2,994)
Exchange differences	—	1,601	548	2,149
Expenses	(94)	—	—	(94)
Plan amendments	—	—	—	—
Obligations at the end of year	38,195	24,788	8,837	71,820

The plan assets of the defined benefit and retirement and post retirement plans in North America are comprised of assets that have quoted market price in an active market. The breakdown as of as of December 31, 2017 and 2016 of the assets by class are:

	2017	2016
Cash	2%	2%
Equity Mutual Funds	45%	46%
Fixed Income Securities	51%	50%
Real Estate Mutual Funds	2%	2%
Total	100%	100%

For the year ended December 31, 2017, the changes in Plan assets were as follows:

	2017
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	29,711	16,859	46,570
Interest income on assets	1,138	686	1,824
Benefits paid	(1,845)	(986)	(2,831)
Actuarial return on plan assets	3,980	785	4,765
Other	(115)	1,939	1,824
Fair value of plan assets at the end of the year	32,869	19,283	52,152

b. Other Benefit Plans

The Company administers healthcare benefits for certain retired employees through a separate welfare plan requiring reimbursement from the retirees.

The Company’s subsidiary, GMI, provides two defined contribution plans (401(k) plans) that allow for employee contributions on a pretax basis. The Company agrees to match 25% of participants’ contributions up to a maximum of 6% of compensation. Additionally, subsequent to the acquisition of Core Metals, the Company began sponsoring the Core Metals defined contribution plan. Under the plan the Company may make discretionary payments to salaried and non-union participants in the form of profit sharing and matching funds.

Other benefit plans offered by the Company include a Section 125 cafeteria plan for the pretax payment of healthcare costs and flexible spending arrangements.

Environmental provision

Environmental provisions relate to current ($346 thousand) and non-current ($3,121 thousand) environmental rehabilitation obligations.

Provisions for litigation

The company received in March 2017 a demand for mediation from our North American joint venture partner regarding a dispute in relation to the price of coal charged by our subsidiary, Alden, to our North American joint ventures. The parties are engaged in a non-binding mediation process and the Company has recognized a provision of $8,900 thousand during the year ended December 31, 2017 as part of the current portion of Provisions for litigation.  The associated expense has been recorded to Other operating expense in the Consolidated Income Statement.

Certain employees of FerroPem, S.A.S., then known as Pechiney Electrometallurgie, S.A., may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica’s purchase of that business in December 2004. The Company has recognized a provision of $2,339 thousand during the year ended December 31, 2017 as part of the current portion of Provisions for litigation.  The associated expense has been recorded to Staff costs in the Consolidated Income Statement.  See Note 24 for further information.

The outcome of these disputes, including the amount and timing of any potential settlements, remains uncertain.  The provision reflects the Company’s best estimate of the expenditure required to settle its present obligations.

Provisions for third-party liability

Provisions for third-party liability relate to current obligations ($7,639 thousand) relating to health costs for retired employees.

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include asset retirement obligations of $8,679 thousand (non-current: $3,958 thousand and current: $4,721 thousand), retained acquisition contingencies of $4,976 thousand, all of which is non-current, and provisions for liabilities related to the emission of greenhouse gases of $7,280 thousand, all of which is current.